SUBSEQUENT EVENTS (Details Textual) - USD ($)		1 Months Ended
	Jun. 06, 2016	Apr. 28, 2016	Apr. 21, 2016	Feb. 21, 2014	Dec. 31, 2015
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		620,414
Shares Issued, Price Per Share		$ 1.80
Share Price		$ 1.33
Warrant [Member]
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering				$ 6,700,000
Share Price					$ 2.2619
Warrant [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			293,880
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.86
Stock Repurchased During Period, Value			$ 1,116,744
Accelerated Share Repurchases, Final Price Paid Per Share			$ 3.80
Subsequent Event [Member]
Subsequent Event [Line Items]
Number Of Shares Agreed To Issue Under Agreement		11,111,111
Value Of Shares Agreed To Issue Under Agreement		$ 20,000,000
Premium Percentage On Closing Price		35.00%
Hangzhou Liaison Interactive Information Technology Co Ltd [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	620,414
Shares Issued, Price Per Share		$ 1.80
Share Price		$ 1.33
Hangzhou Liaison Interactive Information Technology Co Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number Of Shares Agreed To Issue Under Agreement		11,111,111
Value Of Shares Agreed To Issue Under Agreement		$ 20,000,000
Premium Percentage On Closing Price		35.00%